Summary of Significant Accounting Policy (Details 4)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Performance-based stock options
Earnings Per Share
Excluded from diluted EPS weighted average shares	44,080	452,000	423,000	419,000
Warrant
Earnings Per Share
Excluded from diluted EPS weighted average shares			1,000